Post-employment benefits - Assumptions used for defined-benefit obligations in the United States, Germany and the rest of the world (Detail)	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	1.50%	2.40%
Actuarial assumption of expected rates of inflation	1.70%	1.90%
Actuarial assumption of expected rates of salary increases	2.50%	2.60%
United States of America [Member]
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	2.30%	3.10%
Actuarial assumption of expected rates of inflation	2.00%	2.00%
Actuarial assumption of expected rates of salary increases	0.00%	0.00%
Germany [Member]
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	0.60%	0.80%
Actuarial assumption of expected rates of inflation	1.60%	1.80%
Actuarial assumption of expected rates of salary increases	2.50%	2.50%
Other countries [Member]
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	2.20%	2.60%
Actuarial assumption of expected rates of inflation	1.70%	1.90%
Actuarial assumption of expected rates of salary increases	2.70%	2.80%